Financial risk management (Details)	Jun. 30, 2018	Jun. 30, 2017
Interest Rate July 2, 2018 [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario	6.41
Devaluation in scenario I at 25%	4.81
Devaluation in scenario II at 50%	3.21
Appreciation in scenario III at 25%	8.01
Appreciation in scenario III at 50%	9.62
Interest Rate August 27, 2018 [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario	6.51
Devaluation in scenario I at 25%	4.88
Devaluation in scenario II at 50%	3.26
Appreciation in scenario III at 25%	8.14
Appreciation in scenario III at 50%	9.77
Interest Rate May 10, 2019 [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario	7.53
Devaluation in scenario I at 25%	5.65
Devaluation in scenario II at 50%	3.77
Appreciation in scenario III at 25%	9.41
Appreciation in scenario III at 50%	11.30
Interest Rate August 15, 2023 [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario	11.09
Devaluation in scenario I at 25%	8.32
Devaluation in scenario II at 50%	5.55
Appreciation in scenario III at 25%	13.86
Appreciation in scenario III at 50%	16.64
U.S. dollar August 3, 2017 [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario		3.33
Devaluation in scenario I at 25%		2.50
Devaluation in scenario II at 50%		1.67
Appreciation in scenario III at 25%		4.16
Appreciation in scenario III at 50%		5.00
U.S. dollar July 28, 2017 [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario		3.33
Devaluation in scenario I at 25%		2.50
Devaluation in scenario II at 50%		1.67
Appreciation in scenario III at 25%		4.16
Appreciation in scenario III at 50%		5.00
U.S. dollar May 30, 2018 [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario		3.49
Devaluation in scenario I at 25%		2.62
Devaluation in scenario II at 50%		1.75
Appreciation in scenario III at 25%		4.36
Appreciation in scenario III at 50%		5.24
U.S. dollar October 26, 2018 [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario	3.92
Devaluation in scenario I at 25%	2.94
Devaluation in scenario II at 50%	1.96
Appreciation in scenario III at 25%	4.90
Appreciation in scenario III at 50%	5.88
Soybean July 2017 (CBOT) [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario		68.72
Devaluation in scenario I at 25%		51.54
Devaluation in scenario II at 50%		34.36
Appreciation in scenario III at 25%		85.90
Appreciation in scenario III at 50%		103.08
Cattle October 2017 (BMF) [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario		124.58
Devaluation in scenario I at 25%		93.44
Devaluation in scenario II at 50%		62.29
Appreciation in scenario III at 25%		155.73
Appreciation in scenario III at 50%		186.87
Soybean November 2017 (CBOT) [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario		69.64
Devaluation in scenario I at 25%		52.23
Devaluation in scenario II at 50%		34.82
Appreciation in scenario III at 25%		87.05
Appreciation in scenario III at 50%		104.46
Soybean April 2018 (CBOT) [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario		3.60
Devaluation in scenario I at 25%		2.70
Devaluation in scenario II at 50%		1.80
Appreciation in scenario III at 25%		4.50
Appreciation in scenario III at 50%		5.40
Soybean June 2018 (CBOT) [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario		4.44
Devaluation in scenario I at 25%		3.33
Devaluation in scenario II at 50%		2.22
Appreciation in scenario III at 25%		5.55
Appreciation in scenario III at 50%		6.66
Soybean July 2018 (CBOT) [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario		71.31
Devaluation in scenario I at 25%		53.48
Devaluation in scenario II at 50%		35.66
Appreciation in scenario III at 25%		89.14
Appreciation in scenario III at 50%		106.97
Soybean July 12, 2018 (CBOT) [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario	74.81
Devaluation in scenario I at 25%	56.11
Devaluation in scenario II at 50%	37.41
Appreciation in scenario III at 25%	93.51
Appreciation in scenario III at 50%	112.22
Soybean July 13, 2018 (CBOT) [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario	72.98
Devaluation in scenario I at 25%	54.74
Devaluation in scenario II at 50%	36.49
Appreciation in scenario III at 25%	91.23
Appreciation in scenario III at 50%	109.47
Soybean July 27, 2018 (CBOT) [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario	73.89
Devaluation in scenario I at 25%	55.42
Devaluation in scenario II at 50%	36.95
Appreciation in scenario III at 25%	92.36
Appreciation in scenario III at 50%	110.84
Soybean October 26, 2018 (CBOT) [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario	74.81
Devaluation in scenario I at 25%	56.11
Devaluation in scenario II at 50%	37.41
Appreciation in scenario III at 25%	93.51
Appreciation in scenario III at 50%	112.22
Ethanol July 31, 2018 (BM&F) [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario	1,610.00
Devaluation in scenario I at 25%	1,207.50
Devaluation in scenario II at 50%	805.00
Appreciation in scenario III at 25%	2,012.50
Appreciation in scenario III at 50%	2,415.00
Ethanol August 31, 2018 (BM&F) [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario	1,680.00
Devaluation in scenario I at 25%	1,260.00
Devaluation in scenario II at 50%	840.00
Appreciation in scenario III at 25%	2,100.00
Appreciation in scenario III at 50%	2,520.00
Ethanol September 28, 2018 (BM&F) [Member]
DerivativeInstrumentRiskLineItems [Line Items]
Probable scenario	1,705.00
Devaluation in scenario I at 25%	1,278.75
Devaluation in scenario II at 50%	852.50
Appreciation in scenario III at 25%	2,131.25
Appreciation in scenario III at 50%	2,557.50